Schedule of Allowance for Credit Losses on Trade Receivables (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Accounting Policies [Abstract]
Allowance for credit losses on trade receivables, beginning balance	$ 99,945	$ 99,945	$ 110,163
Credit for credit losses	(99,945)		(10,218)
Allowance for credit losses on trade receivables, ending balance		$ 99,945	$ 99,945